Summary of Impacts of Retrospective Adjustments on Previously Issued Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Amortization of DAC	$ 13,145	$ 11,102	$ 12,370
Operating costs and expenses	41,564	41,880	43,558
Income tax expense	27,546	37,362	4,818
Net income	50,154	68,870	8,379
Financial Position
DAC		132,614
Reserve for life-contingent contract benefits	2,310,881	2,184,576
Deferred income taxes	206,055	159,836
Retained income	647,199	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(250,310)	(185,817)
Previously Reported
Income Statement
Amortization of DAC		12,091	16,437
Operating costs and expenses		35,821	36,540
Income tax expense		39,137	5,851
Net income		72,165	10,297
Financial Position
DAC		169,216
Reserve for life-contingent contract benefits		2,196,708
Deferred income taxes		168,401
Retained income		622,618
Unrealized adjustment to DAC, DSI and insurance reserves		$ (195,485)